Shareholders' equity and share-based payments - Currency translation adjustment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other comprehensive income
Parent	$ (4,163)	$ 2,573	$ (4,976)
Affiliates	2,759	(3,277)	1,734
Equity affiliates	(205)	(179)	3,002
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE	(1,609)	(883)	(240)
Euro
Other comprehensive income
Parent	(4,163)	2,573	(4,976)
Affiliates	3,238	(3,174)	3,120
Equity affiliates	211	(107)	(1,076)
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE	(714)	(708)	(2,932)
Pound Sterling
Other comprehensive income
Affiliates	(86)	186	(592)
Equity affiliates	(1)	(9)	31
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE	(87)	177	(561)
Ruble
Other comprehensive income
Affiliates			4
Equity affiliates			4,247
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE			4,251
Other currencies
Other comprehensive income
Affiliates	(383)	(289)	(798)
Equity affiliates	(415)	(63)	(200)
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE	$ (798)	$ (352)	$ (998)